Capital - Additional Information (Detail) - USD ($)							12 Months Ended
		Feb. 18, 2022	Oct. 20, 2020	May 22, 2018	Jul. 25, 2017	Oct. 28, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 21, 2021	Dec. 31, 2018	Oct. 28, 2011
Capital structure [line items]
Exercise stock option				$ 57,000,000.0	$ 64,400,000
Voting right description							At December 31, 2021, we had 45,484,310 ordinary shares outstanding of which 5,601,472 had a double voting right.	At December 31, 2020, we had 42,780,186 ordinary shares outstanding of which 6,067,389 had a double voting right.	At December 31, 2019, we had 42,465,669 ordinary shares outstanding of which 4,389,581 had a double voting right.
Number of shares ordinary outstanding							45,484,310	42,780,186	42,465,669		42,430,069
Number of shares ordinary having double voting right							5,601,472	6,067,389	4,389,581
Par value per share							$ 0.05	$ 0.05	$ 0.05
Shares to underwriters					$ 20,000,000.0
Equity value							$ 221,293,000	$ 283,795,000
Transaction costs	[1]						$ 2,316,000
BSA [member]
Capital structure [line items]
Ordinary shares issued						1,470,836						12,195,113
Number of employee warrants exercisable								19,702
Hold Two Years [member]
Capital structure [line items]
Voting right description							After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
Calyxt Inc [member]
Capital structure [line items]
Ordinary shares issued			3,750,000	4,057,500	8,050,000		1,400,000
Exercise stock option			$ 15,000,000.0
Underwriting discounts and commissions				$ 3,200,000
Equity interests							4.60%	2.70%	6.10%
Compensation expense							$ 1,600	$ 6,700	$ 4,400
Par value per share			$ 4.00	$ 15.00	$ 8
Non-controlling shareholders interest							38.20%	35.30%
Offering expense				$ 700,000
Calyxt Inc [member] | ATM financing program [member]
Capital structure [line items]
Ordinary shares issued							1.4
Cellectis [member] | Calyxt Inc [member]
Capital structure [line items]
Purchase of common shares			1,250,000
Equity value			$ 5,000,000.0
Purchase of common stock, value			14,000,000
BSA [member]
Capital structure [line items]
Exercise stock option						$ 16,400,000
Calyxt Inc. [member]
Capital structure [line items]
Exercise stock option				$ 57,000,000.0
Calyxt Inc. [member] | ATM financing program [member]
Capital structure [line items]
Common Stock Shares Subscriptions										$ 50,000,000.0
Agrregate proceeds from issuance of common stock net of commissions and other share issuance costs							$ 3,900,000
Calyxt Inc. [member] | ATM financing program [member] | Event After Reporting Period [Member]
Capital structure [line items]
AdditionalProceedsFromIssueOfOrdinarySharesInEarlyPeriodUponSettlementOfTransactions		$ 200
Calyxt Inc. [member] | Calyxt Inc [member]
Capital structure [line items]
Exercise stock option			$ 15,000,000.0
Calyxt Inc. [member] | Cellectis [member]
Capital structure [line items]
Purchase of common stock				550,000
Purchase of common stock, value				$ 8,300,000
Capital evolution 2020 [member]
Capital structure [line items]
Ordinary shares issued								20,464
Exercise stock option								$ 163,134,000
Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of employee warrants exercisable								291,053
Exercise stock option								$ 5,197,970,000
Capital Evolution 2021 [Member]
Capital structure [line items]
Ordinary shares issued							2,415,630
Exercise of share warrants, employee warrants and stock options | shares							256,494
Transaction costs							$ 2,300,000
Free Shares [member] | Capital evolution 2019 [member] | BSA [member]
Capital structure [line items]
Number of shares converted									35,600
Free Shares [member] | Capital evolution 2019 [member] | BSA [member]
Capital structure [line items]
Number of shares converted									35,600
Free Shares [member] | Capital evolution 2020 [member]
Capital structure [line items]
Ordinary shares issued								291,053
Free Shares [member] | Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of shares converted								3,000
Free Shares [member] | Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of shares converted								3,000
Free Shares [member] | Capital Evolution 2021 [Member] | BSA [member]
Capital structure [line items]
Number of shares converted							32,000
Free Shares [member] | Capital Evolution 2021 [Member] | BSA [member]
Capital structure [line items]
Number of shares converted							32,000

[1]	These costs correspond to the issuance costs related to Cellectis’ At-The-Market (“ATM”) financing program and were recorded as a reduction of share premium.